                                                  2 DE ENERO DE 1998 PROSPECTO


FONDO DIVERSIFICADO DE J.P. MORGAN


                                                  ------------------------------
                                                  Un fondo equilibrado que
                                                  procura obtener un alto
                                                  rendimiento total con reducido
                                                  riesgo



Este prospecto contiene informacion esencial para toda persona que invierta en el fondo. Favor de leerlo detenidamente y guardarlo como referencia.

Las participaciones del fondo no son depositos bancarios y no estan garantizadas ni aseguradas por qualquier banco, organismo gubernamental, o la FDIC (Corporacion Federal de Seguros de Depositos).

Al igual que todos los fondos mutuos, el hecho de que estas participaciones esten registradas con la Comision Nacional de Valores y Bolsa de EE.UU. no significa que la Comision las haya aprobado como inversion o que garantice que la informacion contenida en este folleto sea correcta o adecuada. Toda persona que declare o sugiera lo contrario estara cometiendo un delito.

Distribuido por Funds Distributor, Inc.                                 JPMORGAN

CONTENTS
--------------------------------------------------------------------------------

 2
----
Objetivo del fondo, criterio de inversion, riesgos, gastos, desempeno, y datos financieros destacados

FONDO DIVERSIFICADO DE J.P. MORGAN

Descripcion del fondo. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Gastos del inversor. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Rentabilidad . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
Datos financieros destacados . . . . . . . . . . . . . . . . . . . . . . . . . 3


 4
----
Como invertir en el J.P. Morgan Diversified Fund

SU INVERSION

Invertir a traves de un profesional de las finanzas. . . . . . . . . . . . . . 4
Invertir a traves de un plan de jubilacion auspiciado por su empleador . . . . 4
Invertir a traves de una IRA o Rollover IRA. . . . . . . . . . . . . . . . . . 4
Invertir directamente. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Como abrir su cuenta . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Como anadir a su cuenta. . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Como vender participaciones. . . . . . . . . . . . . . . . . . . . . . . . . . 5
Normas aplicables a la cuenta y a las transacciones. . . . . . . . . . . . . . 5
Dividendos y distribuciones. . . . . . . . . . . . . . . . . . . . . . . . . . 6
Consideraciones tributarias. . . . . . . . . . . . . . . . . . . . . . . . . . 6


 7
----
Mas informacion sobre riesgo y sobre la administracion del fondo

PORMENORES DEL FONDO

Estructura de fondo de fondos. . . . . . . . . . . . . . . . . . . . . . . . . 7
Gestion y administracion . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
Elementos de riesgo y rendimiento. . . . . . . . . . . . . . . . . . . . . . . 8


PARA MAS INFORMACION . . . . . . . . . . . . . . . . . . . ver la tapa posterior

INTRODUCCION
--------------------------------------------------------------------------------

FONDO DIVERSIFICADO DE J.P. MORGAN

Este fondo invierte en una cartera de acciones y bonos a traves de una cartera principal (otro fondo con los mismos objetivos). Como participante, usted debe anticipar riesgos y ganancias mayores que los de un fondo de bonos tipico, pero menores que los de la mayoria de los fondos de acciones.

?A QUIEN PODRIA INTERESARLE INVERTIR EN ESTE FONDO?

El fondo esta concebido para inversionistas que:

-    tienen una meta a largo plazo, tal como la jubilacion

-    quieren una inversion con el potencial de sobrepasar la inflacion

- buscan un riesgo inferior al de un fondo que invierte exclusivamente en acciones

- prefieren que las decisiones sobre los porcentajes de asignacion de activos las tome un profesional de la inversion

Este fondo no esta concebido para inversionistas que:

- buscan el crecimiento potencial mas alto a largo plazo (con los riesgos mas altos) de un fondo que invierte exclusivamente en acciones

-    requieren una renta regular o la estabilidad del capital

-    buscan una meta a corto plazo o invierten sus reservas de emergencia

J.P. MORGAN

Conocida por su dedicacion a la investigacion, de caracter privado y exclusivo, y sus disciplinadas estrategias de inversion, J.P. Morgan es la firma escogida para la gestion de sus activos por muchas de las mas respetadas corporaciones, instituciones financieras, gobiernos e individuos particulares en todo el mundo. Actualmente, J.P. Morgan emplea a mas de 300 analistas y gestores de cartera en todo el mundo y tiene mas de 240 mil millones de dolares en activos bajo gestion, incluidos activos gestionados por el asesor del fondo, Morgan Guaranty Trust Company of New York.


ANTES DE INVERTIR

Las inversionistas que esten considerando este fondo deben entender que:

- El valor de las participaciones del fondo fluctuara. Usted podria perder dinero si vende cuando el precio de las participaciones del fondo esta mas bajo que cuando usted invirtio.

-    No hay ninguna garantia de que el fondo satisfara sus metas de inversion

- Los rendimientos futuros no seran necesariamente similares al rendimiento pasado

FONDO DIVERSIFICADO DE J.P. MORGAN SIGLAS BAJO LAS QUE SE COTIZA EN BOLSA: PPDVX
--------------------------------------------------------------------------------
                                       NOMBRE DEL REGISTRANTE: J.P. MORGAN FUNDS
                                        (J.P. MORGAN DIVERSIFIED FUND)

[GRAPHIC]
OBJETIVO

El fondo procura lograr altos rendimientos totales a partir de una cartera diversificada de acciones y de bonos.

[GRAPHIC]
METODO DE INVERSION

Utilizando una variedad de procesos analiticos, el equipo encargado de la gestion de la cartera asigna los activos entre diversas inversiones en acciones y bonos basandose en el modelo de asignacion que se muestra a la derecha. El equipo ajusta periodicamente la asignacion de activos efectiva del fondo de acuerdo con el atractivo relativo de cada clase de activo.

Dentro de este marco de asignacion de activos, el equipo selecciona los valores del fondo. En la porcion de la cartera invertida en acciones, el fondo mantiene ponderaciones en los diversos sectores economicos en consonancia con los mercados en los que invierte, a la vez que se dedica activamente a la busqueda de las acciones mas atractivas dentro de cada sector. Cuando selecciona acciones especificas, el equipo las clasifica de acuerdo a su valor relativo, empleando un modelo exclusivo que incorpora estudios realizados por la red mundial de analistas de J.P. Morgan. Las acciones extranjeras son escogidas mediante un proceso similar, aunque tambien se tiene en cuenta la asignacion destinada a cada pais y la exposicion al riesgo cambiario.

En la porcion de la cartera invertida en bonos, el equipo hace uso de estudios sobre los fundamentos economicos, la economia y los mercados de capitales para seleccionar los valores. El equipo gestiona activamente la combinacion de bonos estadounidenses y extranjeros, a la vez que normalmente mantiene su duracion -- una medida comunmente utilizada de la sensibilidad a las fluctuaciones de los tipos de interes -- dentro de un ano de la duracion promedio del universo de bonos estadounidenses clasificados como aptos para la inversion (cuya duracion en este tiempo es de cinco anos).

[GRAPHIC]
RIESGOS Y RENDIMIENTOS POTENCIALES

El valor de su inversion en el fondo fluctuara en respuesta a las fluctuaciones en los mercados de acciones y bonos. La amplia diversificacion del fondo entre varias clases de activos y entre muchas acciones y bonos distintos es mas eficaz para reducir la volatilidad cuando difiere el rendimiento de las diversas clases de activos. Los resultados del fondo dependeran tambien de la asignacion de activos y seleccion de valores que efectue el equipo gestor.

A largo plazo, las inversionistas pueden anticipar que el rendimiento y volatilidad totales del fondo deben ser superiores a los de los bonos pero ser inferiores a los de las acciones de empresas estadounidenses tanto de mediana capitalizacion como de alta capitalizacion.

Los valores del fondo se describen mas detalladamente en la pagina 8, conjuntamente con los correspondientes riesgos principales que pueden causar un descenso en el precio de las participaciones del fondo, y las estrategias del fondo para reducir esos riesgos.

[GRAPHIC]
MODELO DE ASIGNACION


35% Bonos estadounidenses y extranjeros


52% Acciones de empresas estadounidenses de mediana capitalizacion y de alta capitalizacion

10% Acciones extranjeras

3% Acciones de empresas estadounidenses de baja capitalizacion


GESTION DE LA CARTERA

Los activos del fondo son administrados por J.P. Morgan, que actualmente administra activos por valor de mas de 240 mil millones de dolares, incluyendo mas de 8 mil millones de dolares con respecto a los cuales emplea la misma estrategia que el fondo.

El equipo gestor de la cartera esta dirigido por John M. Devlin, Vicepresidente, que paso a formar parte del equipo en diciembre de 1993 y que atrabajado en J.P. Morgan desde 1986 y Kate Jonas, que recientemente paso a formar parte del equipo y que atrabajado en J.P. Morgan desde 1997. Antes de trabajar en J.P. Morgan, Senora Jonas trabajo, desde 1985, en arias relacionado a inversiones en Morgan Stanley Asset Management y Morgan Stanley Co.

--------------------------------------------------------------------------------

GASTOS DEL INVERSIONISTAS

A la derecha se muestran los gastos corrientes que Ud. debe anticipar que tendra que pagar como inversor en el fondo. El fondo no cobra comisiones de venta, rescate, canje o comisiones por la cuenta, aunque algunas instituciones pueden cobrarle una comision por las participaciones que Ud. compre a traves de ellas. Los gastos anuales del fondo que se indican son deducidos de los activos del fondo antes de efectuar el calculo de los resultados.

Las notas de pie de pagina para esta seccion figuran en la pagina siguiente.

GASTOS OPERATIVOS ANUALES DEL FONDO(1) (%)

Comision por administracion (efectiva)        0,55
Comision por "marketing" (12b-1)           ninguna
Otros gastos(2)
(despues de reembolsos)                       0,43
---------------------------------------------------
TOTAL DE GASTOS OPERATIVOS(2)
(DESPUES DE REEMBOLSOS)                       0,98
---------------------------------------------------

EJEMPLO DE GASTOS

El ejemplo a continuacion se basa en las mismas suposiciones que los folletos de otros fondos: Inversion inicial de $1.000; rendimiento total anual del 5%, gastos estables, todas las participaciones vendidas al final de cada periodo.
El ejemplo se ofrece solo para fines de comparacion; el rendimiento y los gastos efectivos del fondo seran distintos.
--------------------------------------------------------
                  1 ano     3 anos    5 anos    10 anos
EL COSTO A UD ($)   10        31        54        120
--------------------------------------------------------


2  FONDO DIVERSIFICADO DE J.P. MORGAN

--------------------------------------------------------------------------------
RENTABILIDAD (NO EXAMINADA POR AUDITORES)

RENTABILIDAD MEDIA TOTAL ANUAL (%)   Indica la rentabilidad a traves del tiempo,
para periodos terminados el 31 de diciembre de 1996
--------------------------------------------------------------------------------
                                             1 ano       3 anos      Desde la
                                                                     creacion
                                                                    del fondo(3)
FONDO DIVERSIFICADO DE J.P. MORGAN
  (despues de deducidos los gastos)          13,42       13,00       12,52
--------------------------------------------------------------------------------
COTA DE REFERENCIA DEL FONDO(4)
  (sin gastos)                               14,10       13,56       12,94
--------------------------------------------------------------------------------
INDICE S&P 500(5) (sin gastos)               22,96       19,68       18,87
--------------------------------------------------------------------------------

RENTABILIDAD TOTAL, ANO POR ANO (%) Indica cambios en la rentabilidad, por ano natural
--------------------------------------------------------------------------------
[GRAPH]
                                           1993(3)    1994     1995      1996
--------------------------------------------------------------------------------
FONDO DIVERSIFICADO DE J.P. MORGAN         1,74      0,60     26,47     13,42
--------------------------------------------------------------------------------
COTA DE REFERENCIA DEL FONDO(4)            1,43      0,46     27,75     14,10
--------------------------------------------------------------------------------
INDICE S&P 500(5)                          2,32      1,32     37,58     22,96
--------------------------------------------------------------------------------


DATOS FINANCIEROS DESTACADOS
--------------------------------------------------------------------------------
DATOS POR ACCION   con respecto a ejercicios terminados el 30 de junio

---------------------------------------------------------------------------------------------------
                                                              1994(3)    1995      1996      1997
VALOR ACTIVO NETO, AL INICIO DEL PERIODO  ($)                 10,00      9,81     11,20     12,22
---------------------------------------------------------------------------------------------------
Renta proveniente de operaciones de inversion:
  Renta neta de inversion ($)                                  0,09      0,28      0,30      0,37
  Ganancias (perdidas) netas realizadas y no realizadas
  sobre inversiones y divisas ($)                             (0,27)     1,37      1,48      2,02
---------------------------------------------------------------------------------------------------
TOTAL DE OPERACIONES DE INVERSION ($)                         (0,18)     1,65      1,78      2,39
---------------------------------------------------------------------------------------------------
Menos distribuciones a los accionistas de:
  Renta neta de inversion  ($)                                (0,01)    (0,20)    (0,32)    (0,32)
  Ganancias netas realizadas  ($)                                --     (0,06)    (0,44)    (0,40)
---------------------------------------------------------------------------------------------------
TOTAL DE DISTRIBUCIONES  ($)                                  (0,01)    (0,26)    (0,76)    (0,72)
---------------------------------------------------------------------------------------------------
VALOR ACTIVO NETO, AL FIN DEL PERIODO ($)                      9,81     11,20     12,22     13,89
---------------------------------------------------------------------------------------------------

DATOS ADICIONALES
---------------------------------------------------------------------------------------------------
RENTABILIDAD TOTAL (%)                                        (1,82)(6) 17,08     16,51     20,52
---------------------------------------------------------------------------------------------------
ACTIVOS NETOS AL FIN DEL PERIODO (miles de dolares)           7,023    22,396    53,198    70,338
---------------------------------------------------------------------------------------------------
RATIO GASTOS/PROMEDIO DE LOS ACTIVOS NETOS (%)                0,98(7)    0,98      0,98      0,98
---------------------------------------------------------------------------------------------------
RATIO RENTA NETA DE INVERSION / PROMEDIO DE
LOS ACTIVOS NETOS (%)                                         2,80(7)    3,39      3,04      3,00
---------------------------------------------------------------------------------------------------
DISMINUCION REFLEJADA EN EL RATIO DE GASTOS
DEBIDO AL REEMBOLSO DE GASTOS (%)                             1,52(7)    0,91      0,38      0,27
---------------------------------------------------------------------------------------------------

Los Datos Financieros Destacados han sido auditados por Price Waterhouse LLP, los auditores independientes del fondo.


(1) El fondo tiene una estructura de fondo de fondos, segun se describe en la pagina 7. Este cuadro indica los gastos del fondo y la parte que le corresponde de los gastos de la cartera principal para el ejercicio anterior, expresados como porcentaje del promedio de los activos netos del fondo, y reflejando el reembolso de gastos corrientes de mas del 0,98%.

(2) Sin reembolso, los otros gastos y el total de gastos operativos hubieran ascendido al 0,70 y 1,25%, respectivamente. No se garantiza que el reembolso continue mas alla del 31 de octubre de 1998.

(3) El fondo comenzo sus operaciones el 15 de diciembre de 1993. Salvo lo indicado en los Datos Financieros Destacados, la rentabilidad refleja el desempeno del J.P. Morgan Institucional Diversified Fund (Fondo Diversificado Institucional de J.P. Morgan) (otro fondo de inversion subordinado que invierte en la misma cartera principal) del 30 de septiembre de 1993 al 15 de diciembre de 1993.

(4) Una cota de referencia compuesta de indices no gestionados que corresponde al modelo de asignacion del fondo y que consta de los siguientes indices: S&P 500 (52%), Russell 2000 (3%), Salomon Brothers Broad Investment Grade Bond (35%), y MSCI EAFE (10%)

(5) El Indice S&P 500 es un indice no gestionado de acciones estadounidenses, extensamente utilizado como medida del desempeno global del mercado accionario.

(6) No anualizado.

(7) Anualizado.


                                           FONDO DIVERSIFICADO DE J.P. MORGAN  3

SU INVERSION
--------------------------------------------------------------------------------

Para su comodidad, los fondos de J.P. Morgan ofrecen varias maneras de iniciar y mantener inversiones en fondos.

INVERTIR A TRAVES DE UN PROFESIONAL DE LAS FINANZAS
Si usted se asesora con un profesional financiero, ya sea en J.P. Morgan o en otro lugar, el o ella esta preparado/a para manejar sus necesidades relacionadas con la planeacion y transacciones. Su profesional financiero le podra ayudar a establecer su cuenta del fondo, ejecutar transacciones, y vigilar sus inversiones. Si su inversion en el fondo no esta a nombre de su profesional financiero y usted prefiere cursar personalmente ordenes para ejecutar operaciones, favor de usar las instrucciones para invertir directamente.

INVERTIR A TRAVES DE UN PLAN DE JUBILACION AUSPICIADO POR SU EMPLEADOR
Sus inversiones en el fondo se manejan a traves de su plan. Consulte los documentos del plan o pongase en contacto con su oficina de beneficios para que le provean informacion sobre como comprar, vender o canjear participaciones del fondo.

INVERTIR A TRAVES DE UNA IRA O ROLLOVER IRA
Favor de llamar a un especialista en servicios de jubilacion de J.P. Morgan al 1-888-576-4472 para informacion sobre los exhaustivos de IRA, incluyendo mas bajas inversiones minimas.

INVERTIR DIRECTAMENTE
Las inversionistas pueden establecer cuentas sin la ayuda de un intermediario siguiendo las instrucciones que aparecen mas abajo y a la derecha:

- Determine que cantidad desea invertir. La cantidad minima es US$2.500 para inversiones iniciales en el fondo y US$500 para inversiones adicionales, aunque estos minimos pueden ser inferiores para algunos inversores. Para mas informacion sobre inversiones minimas, llame al telefono
   1-800-521-5411.

- Llene la solicitud, indicando que cantidad de su inversion desea asignar a que fondo (o fondos). Sirvase solicitar en ese momento los privilegios de cuenta de los que Ud. desee hacer uso en el futuro, para evitar las dilaciones que pueda causar el agregar tales privilegios mas adelante.

- Envie por correo su solicitud, realizando su inversion inicial como se indica a la derecha.

Para consultas, llame al Representante de Servicios de Fondos de J.P. Morgan al telefono 1-800-521-5411.

COMO ABRIR SU CUENTA

   POR CABLE
- Envie por correo su solicitud, debidamente llenada, al Shareholder Services Agent (Agente de Servicio a los Participantes de Fondos).

- Llame por telefono al Agente de Servicio a los Participantes de Fondos para obtener un numero de cuenta y dar su orden de compra. LOS FONDOS QUE SE ENVIEN POR CABLE SIN ORDEN DE COMPRA SERAN DEVUELTOS SIN INVERTIR.

- Tras haber cursado su orden de compra, de instrucciones a su banco para que efectue una transferencia cablegrafica por el importe de su inversion a:
      State Street Bank & Trust Company
      ROUTING NUMBER: 011-000-028
      CREDIT: J.P. Morgan Funds
      ACCOUNT NUMBER: 9904-226-9
      FFC: el numero de su cuenta, el nombre del titular (o titulares) registrado(s) de la misma y el nombre del fondo.

   POR CHEQUE
- Extienda un cheque, pagadero a J.P. Morgan Funds, por el importe de la inversion.

- Envie el cheque junto con su solicitud, debidamente llenada, por correo al Transfer Agent (Agente de Transferencia)

   POR CANJE
- Llame al Agente de Servicio a los Participantes de Fondos para solicitar un canje.

COMO ANADIR A SU CUENTA

   POR CABLE
- Llame por telefono al Agente de Servicio a los Participantes de Fondos para dar su orden de compra. LOS FONDOS QUE SE ENVIEN POR CABLE SIN ORDEN DE COMPRA SERAN DEVUELTOS SIN INVERTIR.

- Tras haber cursado su orden de compra, de instrucciones a su banco para que efectue una transferencia cablegrafica por el importe de su inversion segun se describe mas arriba.

   POR CHEQUE
- Extienda un cheque, pagadero a J.P. Morgan Funds, por el importe de la inversion.

- Envie el cheque junto con un formulario de inversion, debidamente llenado, por correo al Transfer Agent (Agente de Transferencia). Si no dispone de un formulario de inversion, adjunte una nota indicando su numero de cuenta, en que fondos desea invertir y cuanto desea asignar a cada fondo (o fondos).

   POR CANJE
- Llame al Agente de Servicio a los Participantes de Fondos para solicitar un canje.

4  SU INVERSION

--------------------------------------------------------------------------------
COMO VENDER PARTICIPACIONES

   POR CABLE
- Llame por telefono al Agente de Servicio a los Participantes de Fondos para comprobar que su cuenta tiene privilegios de rescate por cable. Si no los tiene, un representante puede ayudarle a incorporar tales privilegios a su cuenta.

- Curse su orden de rescate por cable. Si Ud. esta transfiriendo fondos a una cuenta con otro banco que no sea Morgan, debe proporcionar al representante el numero de identificacion personal (PIN) que le fue dado a Ud. cuando abrio su cuenta en el fondo.

   POR TELEFONO
- Llame al Agente de Servicio a los Participantes y haga su solicitud. Una vez que se haya confirmado su solicitud, se enviara a la direccion que consta en el registro un cheque por la cantidad neta, pagadero al titular (o titulares) registrado(s). Para cheques pagaderos a cualquier otra persona o entidad o enviados a cualquier otra direccion, Ud. debera hacer su solicitud por escrito (segun se indica a continuacion).

   POR ESCRITO
- Escriba una carta de instrucciones que incluya la siguiente informacion: El nombre del titular (o titulares) registrado(s) de la cuenta; el numero de la cuenta; el nombre del fondo; la cantidad que desea vender; y el nombre y direccion del beneficiario o la informacion cablegrafica, en caso de ser distinto de lo que consta en el registro de la cuenta.

-  Indique si desea que el producto se envie por cheque o por cable.

- Asegurese de que la carta este firmada por una persona autorizada. El Agente de Servicio a los Participantes puede requerir informacion adicional, tal como una garantia de firma.

-  Envie la carta por correo al Agente de Servicio a los Participantes.

   POR CANJE
- Llame al Agente de Servicio a los Participantes de Fondos para solicitar un canje.

NORMAS APLICABLES A LA CUENTA Y A LAS TRANSACCIONES

ORDENES POR TELEFONO El fondo acepta ordenes por telefono de todos los participantes. Como medida de precaucion contra el fraude, el fondo requiere que los participantes usen un PIN (numero de identificacion personal), y puede grabar las ordenes dadas por telefono o tomar otras precauciones que considere razonables. No obstante, aunque el fondo tome tales medidas para cerciorarse de la autenticidad de una orden, las perdidas sufridas pueden ser a cargo de Ud. si se comprueba posteriormente que tal orden es fraudulenta.

CANJES Ud. puede canjear participaciones en este fondo por participaciones en cualquier otro fondo de inversion colectiva de J.P. Morgan o fondo institucional de J.P. Morgan sin cargo alguno (sujeto a las leyes sobre valores de su Estado). Al efectuar canjes, es importante observar los minimos pertinentes. Tenga en cuenta que para fines fiscales un canje es considerado como una venta.

El fondo puede modificar, limitar o suspender su normativa sobre canjes en cualquier momento.

HORARIO DE ATENCION AL PUBLICO Y CALCULO DEL VAN (VALOR ACTIVO NETO) Los dias habiles y el horario de atencion al publico del fondo son los mismos que los de la Bolsa de Nueva York (NYSE). El fondo calcula su valor de activo neto por accion (VAN) todos los dias habiles a las 16.15 h. (hora del este de Estados Unidos).

EJECUCION DE LAS ORDENES Las ordenes de compra o venta de participaciones se ejecutan al proximo Valor Activo Neto (VAN) calculado despues de aceptada la orden. Cada dia habil se aceptan ordenes hasta las 16.00 h. (hora del este de Estados Unidos) y se ejecutan el mismo dia al VAN de ese dia. El fondo tiene el derecho de suspender el rescate de participaciones y aplazar el pago del producto hasta por siete dias o segun lo permita la ley.

--------------------------------------------------------------------------------

AGENTE DE TRANSFERENCIA
STATE STREET BANK AND TRUST COMPANY
P.O. Box 8411
Boston, MA 02266-8411
Atencion: J.P. Morgan Funds Services

AGENTE DE SERVICIO A LOS PARTICIPIANTES
J.P. MORGAN FUNDS SERVICES
522 Fifth Avenue
New York, NY 10036
1-800-521-5411

Nuestros representantes le atenderan de 8.00 a 17.00 h (hora del este de Estados Unidos) en los dias habiles del fondo



                                                                 SU INVERSION  5

--------------------------------------------------------------------------------

EJECUCION DE LAS LIQUIDACIONES Cuando Ud. compra participaciones, Ud. se convierte en el titular registrado de las mismas cuando el fondo recibe su pago, por lo general al dia siguiente de la ejecucion. Cuando Ud. vende participaciones, el producto de la venta por lo general puede obtenerse al dia siguiente de la ejecucion y se remite de acuerdo con sus instrucciones.

Cuando Ud. vende participaciones que compro recientemente mediante cheque, su orden se ejecutara al proximo Valor Activo Neto (VAN), pero el producto de dicha venta no estara disponible hasta que se haya cobrado su cheque. Esto puede tomar hasta 15 dias.

ESTADOS DE CUENTA E INFORMES El fondo envia estados de cuenta mensuales asi como confirmaciones tras cada compra o venta de participaciones (con excepcion de las reinversiones), Cada seis meses el fondo envia un informe anual o semestral que contiene informacion sobre las tenencias del fondo y observaciones sobre las condiciones recientes y anticipadas del mercado y los resultados del fondo.

CUENTAS CON SALDOS INFERIORES A LOS MINIMOS Si el saldo de su cuenta quedara por debajo del minimo requerido durante 30 dias a causa de ventas de participaciones (y no a causa del desempeno del fondo), el fondo podra requerir que Ud. compre mas participaciones o cierre la cuenta. Si el saldo de su cuenta todavia permanece por debajo del minimo requerido 60 dias despues de haber sido Ud. notificado al respecto, el fondo podra cerrar su cuenta y enviar el producto a la direccion que consta en el registro de la cuenta.

DIVIDENDOS Y DISTRIBUCIONES
El fondo normalmente paga renta en forma de dividendos cuatro veces al ano (usualmente en marzo, junio, septiembre y diciembre) y efectua distribuciones de plusvalias, si las hay, una vez al ano (usualmente en septiembre). Dichos dividendos y distribuciones consisten en la mayor parte, o en su totalidad, en la renta neta de inversion y las plusvalias realizadas netas del fondo.

Los dividendos y distribuciones se reinvierten automaticamente en el fondo. Como alternativa, Ud. puede dar instrucciones a su asesor financiero o al Servicio de Fondos de J.P. Morgan para que le envien a Ud. el producto de tales dividendos o distribuciones por cheque, o lo abonen a otra cuenta, o lo reinviertan en otro fondo de J.P. Morgan.

CONSIDERACIONES TRIBUTARIAS
En general, son eventos imponibles el vender o canjear participaciones, y recibir distribuciones (ya sean reinvertidas o tomadas en efectivo). Dichas transacciones normalmente crean las siguientes obligaciones tributarias:

TRANSACCION                                  REGIMEN FISCAL
--------------------------------------------------------------------------------
Renta en forma de dividendos                 Renta ordinaria
--------------------------------------------------------------------------------
Distribuciones de plusvalias                 Renta ordinaria
a corto plazo
--------------------------------------------------------------------------------
Distribuciones de plusvalias                 Plusvalias de capital
a largo plazo
--------------------------------------------------------------------------------
Venta o canje de participaciones             Plusvalias o minusvalias
de las que ha sido propietario               de capital
por mas de un ano
--------------------------------------------------------------------------------
Venta o canje de participaciones             Las plusvalias se consideran
de las que ha sido propietario               como renta ordinaria; las
por menos de un ano                          minusvalias estan sujetas a
                                             reglas especiales
--------------------------------------------------------------------------------

Debido a que las distribuciones de plusvalias a largo plazo son imponibles como plusvalias sin que se tenga en cuenta por cuanto tiempo Ud. ha sido propietario de las participaciones, tal vez Ud. prefiera evitar realizar una cuantiosa inversion cuando el fondo esta a punto de declarar una distribucion de plusvalias de capital a largo plazo.

Todos los anos, en enero, el fondo publica informacion fiscal sobre sus distribuciones del ano anterior.

Todo inversor respecto a quien el fondo no disponga de un numero de contribuyente valido estara sujeto a retencion fiscal.

Las consideraciones tributarias descritas en esta seccion no son aplicables a las cuentas con aplazamiento del pago de impuestos o a otras entidades no imponibles.

Dado que las circunstancias tributarias de cada inversor son distintas, Ud. debe consultar con un asesor fiscal acerca de su inversion en el fondo.


6  SU INVERSION

DETALLES DEL FONDO
--------------------------------------------------------------------------------

ESTRUCTURA "FONDO DE FONDOS"

Como se indico anteriormente, el fondo es un fondo "subordinado" que invierte en una cartera principal. Salvo donde se indique otra cosa, este folleto emplea la expresion "el fondo" para indicar el fondo subordinado y su cartera principal, colectivamente.

La cartera principal acepta inversiones de otros fondos subordinados, y los fondos subordinados asumen los gastos de la cartera principal a prorrata de sus activos. No obstante, cada fondo subordinado puede fijar sus propios minimos para ejecutar transacciones, gastos especificos del fondo, y otras condiciones. Esto significa que un fondo subordinado puede ofrecer acceso a la misma cartera principal bajo terminos mas favorables o tener una rentabilidad superior a otro fondo subordinado. Puede obtener informacion sobre otros fondos subordinados llamando al telefono 1-800-521-5411. Por lo general, cuando la cartera principal desea someter una medida a votacion, el fondo celebra una reunion de participantes y emite su voto de manera proporcional, segun las instrucciones cursadas por sus participantes. Los participantes en el fondo tienen derecho a un voto por cada participacion en el fondo.

El fondo y su cartera principal anticipan que sus objetivos seran mutuamente coherentes, pero de no ser asi el fondo se retiraria de la cartera principal y recibiria sus activos en efectivo o en valores. Los fiduciarios del fondo entonces considerarian si el fondo deberia contratar a su propio asesor en inversiones o invertir en otra cartera principal, o tomar otras medidas.

GESTION Y ADMINISTRACION

El fondo y su cartera principal son dirigidos por los mismos fiduciarios. Los fiduciarios tienen la responsabilidad de supervisar todas las actividades comerciales. Los fiduciarios cuentan con la colaboracion de Pierpont Group Inc., empresa de la que son propietarios explotandola en base a los costos; los costos son compartidos por todos los fondos dirigidos por estos fiduciarios. Funds Distributor, Inc., en calidad de co-administrador, provee oficiales del fondo, y J.P. Morgan, en calidiad de co-administrador, supervisa a los otros proveedores de servicios del fondo.

J.P. Morgan, sujeto a los reembolsos de gastos descritos anteriormente en este folleto, recibe las siguientes comisiones por asesoria en inversiones y otros servicios:

--------------------------------------------------------------------------------
SERVICIOS DE ASESORIA                   0,55% del promedio de activos
                                        netos de la cartera principal
--------------------------------------------------------------------------------
SERVICIOS ADMINISTRATIVOS               Porciones prorrateadas para la
(comision compartida con                cartera principal y el fondo sobre
Funds Distributor, Inc.)                el 0,09% de los primeros
                                        7 mil millones de dolares en carteras
                                        asesoradas por J.P. Morgan, mas
                                        el 0,04% del promedio de activos
                                        netos que sobrepase 7 mil millones
                                        de dolares
--------------------------------------------------------------------------------
SERVICIO A LOS PARTICIPANTES            0,25% del promedio de activos
                                        netos del fondo
--------------------------------------------------------------------------------

J.P. Morgan puede pagar comisiones a ciertas firmas y profesionales que proporcionen servicios de registro u otros servicios con respecto a las inversiones del fondo.



                                                           DETALLES DEL FONDO  7

--------------------------------------------------------------------------------
ELEMENTOS DE RIESGO Y RENDIMIENTO

Esta tabla expone los principales elementos que componen las caracteristicas globales de riesgo y rendimiento del fondo (descritas en la pagina 2). Tambien describe someramente las normas del fondo con respecto a diversos valores, incluso las que tienen por objeto ayudar al fondo en la gestion del riesgo.

-----------------------------------------------------------------------------------------------------------------------------------
RIESGOS POTENCIALES          RENDIMIENTOS POTENCIALES       NORMAS PARA EQUILIBRAR EL RIESGO Y EL RENDIMIENTO
-----------------------------------------------------------------------------------------------------------------------------------
CONDICIONES DEL MERCADO
-  El precio de la           -  A largo plazo las           -  Bajo circunstancias normales, el fondo proyecta
   participacion del            acciones y los bonos           mantener todo su capital invertido, con
   fondo y su                   por lo general han             aproximadamente un 65% en acciones y un 35% en
   rentabilidad                 producido rendimientos         bonos; las inversiones en acciones pueden incluir
   fluctuaran en                superiores  a los de           acciones ordinarias estadounidenses y extranjeras,
   respuesta a las              inversiones mas                valores convertibles, acciones preferentes,
   fluctuaciones en los         estables (tales como           participaciones en fideicomisos y sociedades
   mercados de acciones y       los bonos a corto              colectivas, vales, derechos y valores de sociedades
   bonos                        plazo e instrumentos           de inversion; las inversiones en bonos pueden
                                de gran liquidez)              incluir titulos de deuda publica y privada
-  El valor de los bonos                                       estadounidenses y extranjeros, y valores respaldados
   del fondo (y              -  Una cartera                    por hipotecas y valores respaldados por activos
   potencialmente el de         diversificada y                (valores que representan una participacion en, o
   los valores                  equilibrada debe               estan garantizados por, un grupo de hipotecas u
   convertibles y               mitigar los efectos de         otros activos tales como cuentas por cobrar)
   acciones del mismo)          las amplias
   puede bajar cuando las       fluctuaciones del           -  El fondo pretende limitar el riesgo mediante la
   tasas de interes             mercado, especialmente         diversificacion en un gran numero de acciones, y a
   suben; mientras mas          cuando las acciones y          menor escala en bonos (normalmente el fondo es
   larga sea la duracion        los bonos se mueven en         tenedor de mas de 1.000 posiciones en acciones y
   de un bono y mas baja        direcciones opuestas           bonos)
   su calidad crediticia,
   mayor es generalmente     -  El valor de los bonos       -  El fondo pretende mantener la duracion media de su
   la perdida de su valor       del fondo puede                cartera de bonos dentro de un ano de la duracion del
                                aumentar cuando bajan          universo de bonos estadounidenses aptos para la
-  Los valores del fondo,       las tasas de interes           inversion
   tanto los respaldados
   por hipotecas como los    -  Tanto los valores           -  El fondo sigue las tendencias de los tipos de
   respaldados por              respaldados por                interes asi como la informacion geografica y
   activos, pueden              hipotecas como los             demografica relacionada con los valores respaldados
   generar minusvalias o        respaldados por                por hipotecas y los pagos anticipados de hipotecas
   periodos de bajos            activos pueden
   rendimientos si se           producir rendimientos       -  Durante bajas considerables del mercado, el fondo
   amortizan mucho antes        atractivos                     puede optar por invertir hasta el 100% de los
   o mucho despues de lo                                       activos en valores a corto plazo aptos para la
   anticipado                                                  inversion
-----------------------------------------------------------------------------------------------------------------------------------
ELECCIONES DE LOS
ADMINISTRADORES
-  El fondo puede            -  El fondo puede              -  J.P. Morgan centra su gestion activa en la
   producir rendimientos        producir rendimientos          asignacion de activos y en la eleccion de
   inferiores a su cota         superiores a su cota           valores, areas donde opina que su investigacion le
   de referencia a causa        de referencia a causa          ofrece una ventaja para conseguir rendimientos mas
   de la asignacion de          de esas mismas                 elevados
   sus activos y la             elecciones
   eleccion de valores
-----------------------------------------------------------------------------------------------------------------------------------
CALIDAD CREDITICIA
-  El incumplimiento de      -  Los bonos aptos para        -  Como minimo, un 75% de los bonos en los que ha
   un emisor puede dejar        la inversion tienen            invertido el fondo deben ser aptos para la
   al fondo con intereses       menor riesgo de                inversion (calificacion BBB/Baa o superior, de los
   y capital impagados          incumplimiento                 cuales un 65% debe contar con calificacion A o
                                                               superior); el fondo puede incluir bonos no
-  Los bonos basura          -  Los bonos basura               calificados, de calidad equivalente, en estas
   (aquellos con                ofrecen rendimientos           categorias
   calificacion BB/Ba o         mas altos y ganancias
   inferior) tienen mayor       potenciales mas altas       -  El fondo no compra bonos cuya calificacion sea
   riesgo de                                                   inferior a B
   incumplimiento
-----------------------------------------------------------------------------------------------------------------------------------
INVERSIONES EXTRANJERAS
-  Las fluctuaciones de      -  Las fluctuaciones           -  El fondo anticipa que el total de inversiones
   las tasas de cambio          favorables de las              extranjeras no excedera el 30% de los activos
   pueden reducir las           tasas de cambio pueden
   ganancias o crear            generar ganancias o         -  El fondo gestiona activamente la exposicion al
   perdidas                     reducir perdidas               riesgo cambiario de sus inversiones en acciones y
                                                               bonos extranjeros, relativa a su cota de referencia,
-  El fondo puede perder     -  Las inversiones                y de vez en cuando puede utilizar el dolar de
   dinero a causa de            extranjeras, que               EE.UU. como cobertura (ver tambien "Derivados")
   medidas adoptadas por        representan una
   gobiernos extranjeros,       porcion importante de
   inestabilidad                los valores mundiales,
   politica, o falta de         ofrecen una
   informacion adecuada y       rentabilidad potencial
   correcta                     atractiva asi como
                                oportunidades para la
                                diversificacion
-----------------------------------------------------------------------------------------------------------------------------------


8  DETALLES DEL FONDO

-----------------------------------------------------------------------------------------------------------------------------------
RIESGOS POTENCIALES          RENDIMIENTOS POTENCIALES       NORMAS PARA EQUILIBRAR EL RIESGO Y EL RENDIMIENTO
-----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES
-  Los derivados, tales      -  Las coberturas que          -  El fondo utiliza derivados para fines de cobertura y
   como contratos de            estan bien                     para la gestion del riesgo (v.g., para ajustar la
   futuros, opciones, y         correlacionadas con            duracion o establecer o ajustar la exposicion a
   contratos de divisas a       las posiciones                 determinados valores, mercados o divisas); la
   plazo que se utilizan        subyacentes pueden             gestion del riesgo puede incluir la gestion de la
   para proteger la             reducir o eliminar las         exposicion del fondo relativa a su cota de
   cartera o valores            perdidas a bajo costo          referencia
   determinados pueden no
   compensar plenamente      -  El fondo puede ganar        -  El fondo solo establece coberturas que anticipa que
   las posiciones               dinero y protegerse            estaran sumamente correlacionadas con las posiciones
   subyacentes(1)               contra perdidas si el          subyacentes
                                analisis de los
-  Los derivados                gestores demuestra ser      -  Aunque el fondo puede utilizar derivados que
   utilizados para la           correcto                       incidentalmente impliquen apalancamiento, no los
   gestion del riesgo                                          utiliza con el objeto especifico de apalancar la
   pueden no producir los    -  Los derivados que              cartera
   efectos deseados y           implican
   pueden resultar en           apalancamiento pueden
   perdidas u                   generar ganancias
   oportunidades perdidas       considerables a bajo
                                costo
-  Los derivados que
   impliquen
   apalancamiento pueden
   aumentar las perdidas
-----------------------------------------------------------------------------------------------------------------------------------
TENENCIAS NO
REALIZABLES A CORTO
PLAZO
-  El fondo puede tener      -  Estas tenencias pueden      -  El fondo no puede invertir mas del 15% de sus
   dificultad en valorar        ofrecer rendimientos o         activos netos en tenencias no realizables a corto
   estas tenencias              crecimiento potencial          plazo
   correctamente                mas atractivos que los
                                que ofrecen valores         -  Con el fin de mantener una liquidez adecuada para
-  El fondo puede verse         comparables muy                hacer frente a los rescates, el fondo puede ser
   imposibilitado de            negociados en bolsa            tenedor de valores a corto plazo aptos para la
   vender estas tenencias                                      inversion (incluyendo pactos de recompra) y, con
   en el momento o al                                          caracter provisional o para fines especiales, puede
   precio deseado                                              tomar prestamos bancarios hasta por un 30% del
                                                               valor de la totalidad de sus activos
-----------------------------------------------------------------------------------------------------------------------------------
VALORES ADQUIRIDOS
ANTES DE SU EMISION Y
VALORES CON ENTREGA
APLAZADA
-  Cuando el fondo compra    -  El fondo puede sacar        -  El fondo utiliza cuentas separadas para
   valores antes de su          provecho de las                contrarrestar el riesgo de apalancamiento
   emision o para               oportunidades de
   entrega aplazada,            operaciones atractivas
   puede verse  expuesto
   al riesgo de
   apalancamiento si no
   utiliza cuentas
   separadas
-----------------------------------------------------------------------------------------------------------------------------------
OPERACIONES BURSATILES
A CORTO PLAZO
-  Las operaciones           -  El fondo puede obtener     -  El fondo anticipa que la rotacion de la cartera
   bursatiles frecuentes        ganancias en un corto         sera de 150% aproximadamente
   pueden causar al fondo       periodo de tiempo
   un aumento de los                                       -  El fondo por lo general evita realizar operaciones
   gastos de corretaje y     -  El fondo puede                bursatiles a corto plazo, salvo para aprovechar
   de otros gastos              protegerse de perdidas        oportunidades atractivas o inesperadas o para
   relacionados                 si las acciones de una        satisfacer demandas generadas por las actividades de
                                determinada empresa           los participantes
-  Las distribuciones           estan sobrevaloradas y
   frecuentes de                el valor de las mismas
   plusvalias a corto           baja posteriormente
   plazo pueden aumentar
   el monto del impuesto
   sobre la renta de los
   participantes
-----------------------------------------------------------------------------------------------------------------------------------


(1) Un contrato de futuros es un acuerdo para comprar o vender una cantidad fijada previamente de un instrumento subyacente en una fecha futura, o para efectuar o recibir un pago en efectivo basado en el valor de un indice de valores. Una opcion es el derecho a comprar o vender valores que se concede a cambio de una suma convenida. Un contrato de divisas a plazo es una obligacion para comprar o vender una determinada divisa en una fecha futura y a un precio fijado previamente.


                                                           DETALLES DEL FONDO  9

PARA OBTENER MAS INFORMACION
--------------------------------------------------------------------------------

Las inversionistas que deseen mas informacion sobre el fondo podran obtener una copia gratuita de los siguientes documentos, previa solicitud:

MEMORIAS ANUALES/SEMESTRALES Dichos informes contienen los estados financieros, datos sobre la rentabilidad y sobre las tenencias de la cartera, y un analisis escrito de las condiciones del mercado y los resultados del fondo al cierre del ejercicio o semestre mas reciente.

DECLARACION DE INFORMACION ADICIONAL (DIA) Dicha declaracion proporciona una descripcion tecnica y juridica mas detallada de las normas, restricciones de inversion, y estructura comercial del fondo. El presente folleto incorpora dicha Declaracion de Informacion Adicional (DIA) por referencia.

Pueden obtenerse copias de las versiones actuales de estos documentos contactando a:

J.P. MORGAN DIVERSIFIED FUND
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

TELEFONO:  1-800-521-5411

TELEFONO PARA PERSONAS CON FACULTADES AUDITIVAS DISMINUIDAS:  1-888-468-4015

CORREO ELECTRONICO:  JPM_Mutual_Funds@JPMorgan.com

Versiones de estos documentos y este prospecto conteniendo solo el texto pueden obtenerse en la Sala de Consulta Publica de la Securities and Exchange Commission (Comision de Valores y Bolsa) en Washington, D.C. (Telef. 1-800-SEC-0330) y pueden visionarse en pantalla o bajarse del sitio de la Securities and Exchange Commission (SEC) en la Internet, que es el siguiente: http://www.sec.gov. El numero de registro de la sociedad de inversion del fondo y el numero de registro del fondo segun la Ley de 1933 son los siguientes:
811-07340 y 033-54632.

LOS FONDOS DE J.P. MORGAN Y LA TRADICION DE MORGAN

Los Fondos de J.P. Morgan aunan una tradicion de integridad y liderazgo financiero con tecnicas de analisis y gestion exhaustivas y complejas. Sacando provecho de la experiencia y conocimientos extensos de J.P. Morgan en materia de administracion de inversiones, los Fondos de J.P. Morgan ofrecen una amplia variedad de notables oportunidades a inversionistas en fondos mutuos.


JPMORGAN
--------------------------------------------------------------------------------
J.P. MORGAN FUNDS

ADVISOR                                           DISTRIBUTOR
Morgan Guaranty Trust Company of New York         Funds Distributor, Inc.
522 Fifth Avenue                                  60 State Street
New York, NY 10036                                Boston, MA 02109
1-800-521-5411                                    1-800-221-7930